Non-Controlling Interest in Consolidated Subsidiaries - Summary of Analysis of FEMSAs Non-Controlling Interest in its Consolidated Subsidiaries (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	$ 73,762	[1]	$ 3,911		$ 78,489
Coca-Cola FEMSA [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	72,649				73,776
Other [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	$ 1,113				$ 4,713

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3